BUSINESS COMBINATION (Acquisition of Trustek, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 10, 2014	Dec. 31, 2014
Business Acquisition [Line Items]
Net revenues	$ 332,324	$ 196,702	$ 91,768
Net losses	76,738	1,856	(9,430)
Training License Authorized by Apple [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	2 years 9 months 18 days
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	4 years 1 month 6 days
Beijing Trustek [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired				100.00%
Cash consideration				1,639
Share consideration, fair value of shares				8,229
Net revenues					62,569
Net losses					2,774
Beijing Trustek [Member] | Training License Authorized by Apple [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				1,213
Identified intangible assets, estimated useful life				3 years
Beijing Trustek [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				410
Identified intangible assets, estimated useful life				4 years
Beijing Trustek [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares				2,845,529
Share consideration, fair value of shares				$ 8,229